AVAILABLE FOR SALE SECURITIES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	43,967	40,637
Gains	1,696	1,495
Losses	(1,027)	(869)
Fair value	44,636	41,263
Investment Funds [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	758	1,247
Gains	14	13
Losses	(2)	(1)
Fair value	770	1,259
Brazilian Federal Government Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	10,681	14,324
Gains	268	140
Losses	(106)	(21)
Fair value	10,843	14,443
Brazilian Government External Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	4,965	2,060
Gains	202	197
Losses	(449)	(277)
Fair value	4,718	1,980
Foreign Government Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	4,737	7,261
Gains	4	25
Losses	(182)	(43)
Fair value	4,559	7,243
Foreign Government Debt Securities Portugal [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	0	26
Gains	0	0
Losses	0	0
Fair value	0	26
Foreign Government Debt Securities United States [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	679	17
Gains	0	0
Losses	0	0
Fair value	679	17
Foreign Government Debt Securities Austria [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	0	212
Gains	0	1
Losses	0	0
Fair value	0	213
Foreign Government Debt Securities Denmark [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	2,109	1,995
Gains	0	6
Losses	(93)	(30)
Fair value	2,016	1,971
Foreign Government Debt Securities Spain [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	777	1,090
Gains	0	3
Losses	(43)	0
Fair value	734	1,093
Foreign Government Debt Securities Korea [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	262	1,750
Gains	0	12
Losses	(26)	(5)
Fair value	236	1,757
Foreign Government Debt Securities Chile [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	454	1,278
Gains	1	3
Losses	(2)	(7)
Fair value	453	1,274
Foreign Government Debt Securities Paraguay [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	272	417
Gains	2	0
Losses	(18)	0
Fair value	256	417
Foreign Government Debt Securities Uruguay [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	184	476
Gains	1	0
Losses	0	(1)
Fair value	185	475
Corporate Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	22,179	14,852
Gains	460	251
Losses	(266)	(137)
Fair value	22,373	14,966
Marketable Equity Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	647	893
Gains	748	869
Losses	(22)	(390)
Fair value	1,373	1,372